RIGHT-OF-USE ASSET / (LEASE LIABILITIES)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
RIGHT-OF-USE ASSET / (LEASE LIABILITIES)

20. RIGHT-OF-USE ASSET / (LEASE LIABILITIES)

(a) Amounts recognized in the statement of financial position

The statement of financial position shows the following amounts relating to leases:

	2023	2022
	A$	A$
Right-of-use assets
Right-of-use assets	509,553	647,150

Lease Liabilities
Lease liabilities - Current	(303,570)	(264,130)
Lease liabilities - Non-Current	(229,276)	(388,396)
Total	(532,846)	(652,526)

(b) Amounts recognized in the statement of profit or loss

The statement of profit or loss under general and administrative expenses includes the following amounts relating to leases:

	2023	2022
	A$	A$
Depreciation charge of right-of-use assets
Depreciation Expense (for Leased Assets)	296,174	235,241
Interest expense (included in finance costs)	29,515	15,215

Low value leases	32,094	26,408

During the financial year ended June 30, 2023, the total cash outflow was A$336,396 (2022: A$268,590).